Summary of Significant Accounting Policies - License Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
License
Revenue from External Customer [Line Items]
Revenue from contract with customer	$ 1,507,000	$ 242,000	$ 0
Royalty
Revenue from External Customer [Line Items]
Revenue from contract with customer	$ 0	$ 0